Consolidated Statements of Stockholder's Equity - USD ($)	Angel Studios, Inc. CIK: 0001671941 Common Stock Class A common stock	Angel Studios, Inc. CIK: 0001671941 Common Stock Class B common stock	Angel Studios, Inc. CIK: 0001671941 Common Stock Class C	Angel Studios, Inc. CIK: 0001671941 Common Stock Class F	Angel Studios, Inc. CIK: 0001671941 Additional Paid-In Capital	Angel Studios, Inc. CIK: 0001671941 Accumulated Deficit	Angel Studios, Inc. CIK: 0001671941 Noncontrolling Interests	Angel Studios, Inc. CIK: 0001671941 Class C	Angel Studios, Inc. CIK: 0001671941	Class A common stock	Class B common stock	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)			$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778				$ 258,855
Stock options exercised (in units)	77,012								77,011
Transfer of Common Stock	$ (9,912)			$ 9,912
Transfer of Common Stock (in units)	(9,912,072)			9,912,072
Repurchase of Common Stock	$ (48)		$ (456)		(85,684)	(341,029)			$ (427,217)
Repurchase of Common Stock (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969				1,503,969
Net (loss) income						(13,710,708)			(13,710,708)
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)			22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072
Stock options exercised				$ 198	235,528				$ 235,726
Stock options exercised (in units)				197,656					197,656
Issuance of common stock, net of fees			$ 529		7,499,472				$ 7,500,001
Issuance of Class B common stock to Sponsor (in shares)			528,914					528,914
Transfer of Common Stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of Common Stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of Common Stock				$ (8)	(107,065)				(107,073)
Repurchase of Common Stock (in units)				(7,551)
Stock-based compensation expense					1,031,656				1,031,656
Cumulative translation adjustment						2,064			2,064
Net (loss) income						9,163,794	$ (151,670)		9,012,124			$ 2,729,602
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329	8,350,065	1,550,000
Stock options exercised				$ 19	71,676				$ 71,695
Stock options exercised (in units)				18,606
Transfer of Common Stock			$ 186	$ (186)
Transfer of Common Stock (in units)			186,168	(186,168)
Repurchase of Common Stock				$ (4)	(51,328)				(51,332)
Repurchase of Common Stock (in units)				(3,620)
Stock-based compensation expense					1,012,365				1,012,365
Cumulative translation adjustment						(1,825)			(1,825)
Net (loss) income						(14,844,084)	(20,199)		(14,864,283)			261,607
Balance as of ending at Mar. 31, 2024	$ 10,939	$ 3,346	$ 1,085	$ 9,636	50,908,243	(24,919,100)	(171,869)		25,842,280
Balance as of ending (in units) at Mar. 31, 2024	10,939,165	3,346,358	1,084,484	9,636,279
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329	8,350,065	1,550,000
Stock options exercised				$ 198	619,039				$ 619,237
Stock options exercised (in units)				197,966					197,966
Issuance of common stock, net of fees			$ 1,831		42,042,560				$ 42,044,391
Issuance of Class B common stock to Sponsor (in shares)		(29)	1,831,008
Transfer of Common Stock	$ 332	$ (341)	$ 231	$ (222)
Transfer of Common Stock (in units)	331,663	(340,942)	231,583	(222,304)
Repurchase of Common Stock			$ (11)	$ (22)	(706,611)				(706,644)
Repurchase of Common Stock (in units)			(10,672)	(21,815)
Stock-based compensation expense					3,641,940				3,641,940
Consolidation of noncontrolling interests							8,546,724		8,546,724
Cumulative translation adjustment						(2,064)			(2,064)
Net (loss) income						(89,795,494)	(172,101)		(89,967,595)			(5,107,051)
Balance as of ending at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of ending (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787	4,237,987	1,550,000
Stock options exercised				$ 29	80,487				$ 80,516
Stock options exercised (in units)				29,188
Issuance of common stock, net of fees			$ 452		14,796,252				14,796,704
Issuance of Class B common stock to Sponsor (in shares)			451,666
Repurchase of Common Stock				$ (2)	(65,027)				(65,029)
Repurchase of Common Stock (in units)			(13)	(2,024)
Stock-based compensation expense					2,632,836				2,632,836
Net (loss) income						(37,416,910)	(26,208)		(37,443,118)			$ (101,682)
Balance as of ending at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	$ 112,917,006	$ (121,325,641)	$ 2,425,339		$ (5,955,830)
Balance as of ending (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472					27,466,604	4,237,987	1,550,000